Revenue, Other Income and Other Gain - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Nonoperating gains (losses)	$ 68,797	$ 19,598
Gain recognised in bargain purchase transaction	4,469	4,848
Gain (loss) on disposition of assets	$ 64,328	$ 14,750